PROVISIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in other provisions [abstract]
Provisions, beginning balance	$ 30,960	$ 35,978
Provisions made	44,964	44,455
Acquisition of subsidiaries		2,008
Provisions used	(43,732)	(53,270)
Exchange adjustments	376	1,789
Provisions, ending balance	32,568	30,960
Non-current restructuring provision	468	1,000
Warranty
Changes in other provisions [abstract]
Provisions, beginning balance	10,362	13,192
Provisions made	4,230	4,141
Acquisition of subsidiaries		0
Provisions used	(4,608)	(7,740)
Exchange adjustments	91	769
Provisions, ending balance	10,075	10,362
Restructuring
Changes in other provisions [abstract]
Provisions, beginning balance	19,022	21,863
Provisions made	23,128	23,972
Acquisition of subsidiaries		2,008
Provisions used	(22,712)	(29,796)
Exchange adjustments	312	975
Provisions, ending balance	19,750	19,022
New provisions, other provisions	23,128	23,972
Other
Changes in other provisions [abstract]
Provisions, beginning balance	1,576	923
Provisions made	17,606	16,342
Acquisition of subsidiaries		0
Provisions used	(16,412)	(15,734)
Exchange adjustments	(27)	45
Provisions, ending balance	$ 2,743	$ 1,576